Short Term Loans - Summary of Short-term Loans (Detail) $ in Millions, $ in Millions	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)
Disclosure of detailed information about borrowings [Line Items]
Total	$ 70	$ 2	$ 138
Short-term loans [Member]
Disclosure of detailed information about borrowings [Line Items]
Secured loans	0		20
Unsecured loans	$ 70		$ 118
Short-term loans [Member] | Secured loans [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rates of loans	0.00%	0.00%	1.98%
Short-term loans [Member] | Unsecured loans [Member] | Minimum [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rates of loans	2.15%	2.15%	1.95%
Short-term loans [Member] | Unsecured loans [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rates of loans	2.19%	2.19%	2.25%